Acquisitions (Narrative) (Details) $ in Millions		1 Months Ended			12 Months Ended
	Oct. 06, 2017 USD ($) shares	Oct. 31, 2016 USD ($) refinery shares	May 31, 2016 USD ($) shares	Mar. 31, 2016 USD ($) shares	Dec. 31, 2016 USD ($) Business	Sep. 30, 2017 USD ($)	[1]	Nov. 30, 2016 USD ($)
Business Acquisition [Line Items]
Goodwill					$ 185	$ 185
General partner interest, percent		2.00%	2.00%	2.00%
River Parish Acquisition
Business Acquisition [Line Items]
Property, plant, and equipment								$ 183
Goodwill								$ 3
Eagle Acquisition | Phillips 66 | Phillips 66
Business Acquisition [Line Items]
Number of refineries | refinery		4
Common Control Transaction
Business Acquisition [Line Items]
Number of businesses acquired | Business					3
Common Control Transaction | Sweeny Fractionator Acquisition | Phillips 66 | General Partner Units
Business Acquisition [Line Items]
Business acquisition, equity interest issued or issuable (in shares) | shares				8,425
Common Control Transaction | Sweeny Fractionator Acquisition | Phillips 66 | Phillips 66
Business Acquisition [Line Items]
Controlling interest acquired, percentage				25.00%
Business combination, consideration transferred				$ 236
Business combination, recognized identifiable assets acquired and liabilities assumed, noncurrent liabilities, long-term debt				$ 212
Common Control Transaction | Sweeny Fractionator Acquisition | Phillips 66 | Phillips 66 | Common Units
Business Acquisition [Line Items]
Business acquisition, equity interest issued or issuable (in shares) | shares				412,823
Common Control Transaction | Subsequent Fractionator Acquisition | Phillips 66 | General Partner Units
Business Acquisition [Line Items]
Business acquisition, equity interest issued or issuable (in shares) | shares			286,753
Common Control Transaction | Subsequent Fractionator Acquisition | Phillips 66 | Phillips 66
Business Acquisition [Line Items]
Controlling interest acquired, percentage			75.00%
Business combination, consideration transferred			$ 775
Business combination, recognized identifiable assets acquired and liabilities assumed, noncurrent liabilities, long-term debt			$ 675
Common Control Transaction | Subsequent Fractionator Acquisition | Phillips 66 | Phillips 66 | Common Units
Business Acquisition [Line Items]
Business acquisition, equity interest issued or issuable (in shares) | shares			1,400,922
Common Control Transaction | Subsequent Fractionator Acquisition | Standish Pipeline | Phillips 66 | Phillips 66
Business Acquisition [Line Items]
Controlling interest acquired, percentage			100.00%
Common Control Transaction | Eagle Acquisition | Phillips 66 | General Partner Units
Business Acquisition [Line Items]
Business acquisition, equity interest issued or issuable (in shares) | shares		208,783
Common Control Transaction | Eagle Acquisition | Phillips 66 | Common Units | Common Units
Business Acquisition [Line Items]
Business acquisition, equity interest issued or issuable (in shares) | shares		3,884,237
Common Control Transaction | Eagle Acquisition | Phillips 66 | Phillips 66
Business Acquisition [Line Items]
Business combination, consideration transferred		$ 1,305
Cash consideration for acquisition		$ 1,109
Subsequent Event | Common Control Transaction | Phillips 66
Business Acquisition [Line Items]
General partner interest, percent	2.00%
Subsequent Event | Common Control Transaction | Bakken Acquisition | Phillips 66
Business Acquisition [Line Items]
Business acquisition, equity interest issued or issuable (in shares) | shares	5,005,778
Subsequent Event | Common Control Transaction | Bakken Acquisition | Phillips 66 | General Partner Units
Business Acquisition [Line Items]
Business acquisition, equity interest issued or issuable (in shares) | shares	292,665
Subsequent Event | Common Control Transaction | Bakken Acquisition | Phillips 66 | Common Units | Common Units
Business Acquisition [Line Items]
Business acquisition, equity interest issued or issuable (in shares) | shares	4,713,113
Subsequent Event | Common Control Transaction | Bakken Acquisition | Phillips 66 | Phillips 66
Business Acquisition [Line Items]
Controlling interest acquired, percentage	100.00%
Business combination, consideration transferred	$ 1,650
Cash consideration for acquisition	$ 372
Dakota Access, LLC | Subsequent Event | Common Control Transaction | Bakken Acquisition | Phillips 66
Business Acquisition [Line Items]
Percentage Ownership	25.00%
Promissory Notes | Subsequent Event | Common Control Transaction | Bakken Acquisition | Phillips 66 | Phillips 66
Business Acquisition [Line Items]
Liabilities assumed	$ 588
Term Loan | Subsequent Event | Common Control Transaction | Bakken Acquisition | Phillips 66 | Phillips 66
Business Acquisition [Line Items]
Liabilities assumed	$ 450

[1]	Financial information has been retrospectively adjusted to reflect the combination of businesses under common control.